                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   September 30, 2001
                                               ---------------------


Check here if Amendment [  ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [  ]   is a restatement.
                                        [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Milton Arbitrage Partners, LLC
Address:      56 Mason Street
              Greenwich, Connecticut  06830


Form 13F File Number:  28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck, II
Title:   Managing Member
Phone:   (203) 629-7500

Signature, Place, and Date of Signing:

/s/ James E. Buck, II          Greenwich, Connecticut         October 31, 2001
---------------------          ----------------------         ------------------
     [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                                 -------------

Form 13F Information Table Entry Total:               11
                                                 -------------

Form 13F Information Table Value Total:           $ 174,556
                                                 -------------
                                                  (thousands)



INFORMATION HAS BEEN OMITTED FROM THIS PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION IN A REQUEST FOR CONFIDENTIAL TREATMENT.

List of Other Included Managers:

None
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            FORM 13F INFORMATION TABLE MILTON (9/30/01) PUBLIC FILING

          COLUMN 1                  COLUMN 2           COLUMN 3          COLUMN 4              COLUMN 5                COLUMN 6
-------------------------------     --------------     ---------         --------    ----------------------------     ----------
                                                                         VALUE       SHRS OR PRN     SH/     PUT/     INVESTMENT
NAME OF ISSUER                      TITLE OF CLASS     CUSIP             (X1000)     AMOUNT          PRN     CALL     DISCRETION
-------------------------------     --------------     ---------         --------    -----------     ---     ----     ----------
Anderson Expl Ltd                   Common Stock       033901109         18,892        749,700       SH               SOLE

Bangor Hydro Elec Co.               Common Stock       060077104          5,462        205,100       SH               SOLE

Bank Utd Corp Litigain Cont TR      Rt Contingent      065416117              9         32,400       SH               SOLE

Canadian Pac Ltd. - New             Common Stock       135923100         59,870      1,865,700       SH               SOLE

CNB Finl Corp                       Common Stock       125921106            972         58,000       SH               SOLE

Conoco Inc.                         Cl A               208251306         44,909      1,766,000       SH               SOLE

Galileo International Inc.          Common Stock       363547100          1,094         52,700       SH               SOLE

Mesaba Hldgs Inc.                   Common Stock       59066B102            277         47,000       SH               SOLE

Texaco Inc.                         Common Stock       881694103         40,937        629,800       SH               SOLE

Unigraphics Solutions Inc.          Cl A               904928108            296          9,100       SH               SOLE

Westfield Ame Inc.                  Common Stock       959910100          1,838        113,800       SH               SOLE

          COLUMN 1                  COLUMN 7                        COLUMN 8
-------------------------------     --------------     -----------------------------
                                                               VOTING AUTHORITY
                                                       -----------------------------
NAME OF ISSUER                      OTHER MANAGERS     SOLE         SHARED      NONE
-------------------------------     --------------     ---------    ------      ----
Anderson Expl Ltd                                        749,700         0         0

Bangor Hydro Elec Co.                                    205,100         0         0

Bank Utd Corp Litigain Cont TR                            32,400         0         0

Canadian Pac Ltd. - New                                1,865,700         0         0

CNB Finl Corp                                             58,000         0         0

Conoco Inc.                                            1,766,000         0         0

Galileo International Inc.                                52,700         0         0

Mesaba Hldgs Inc.                                         47,000         0         0

Texaco Inc.                                              629,800         0         0

Unigraphics Solutions Inc.                                 9,100         0         0

Westfield Ame Inc.                                       113,800         0         0